Cash and cash equivalents - Changes in operating assets and liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Decrease (increase) in assets
Trade accounts receivable	$ (8,634)	$ 8,537	$ (63,172)
Inventory	(35,425)	52,472	(15,675)
Other assets	(45,891)	(133,716)	23,143
Increase (decrease) in liabilities
Trade payables	18,823	57,411	47,573
Confirming payables	12,278	(40,613)	8,737
Contractual liabilities	(25,641)	(29,543)	(36,299)
Other liabilities	12,856	32,412	(49,572)
Changes in operating assets and liabilities	$ (71,634)	$ (53,040)	$ (85,265)